Summary of Significant Accounting Policies - Schedule of property and equipment useful lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Video gaming terminals and equipment
Property, Plant and Equipment [Line Items]
Useful life	10 years	7 years
Amusement and other equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years	15 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	29 years	29 years